Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Sales of goods – a point in time [Member]
Schedule of Revenue [Line Items]
Revenue	$ 17,128,067	$ 17,186,677	$ 13,971,743